Property and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	2023
Changes in cost	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance

Furniture and fixtures	1,734	88	(3)	—	49	1,868
Building improvements	11,259	5,283	(171)	—	288	16,659
Office equipment	5,354	499	(167)	19	278	5,983
Right-of-use assets (a)	18,122	2,003	(143)	—	347	20,329
Total - Cost of fixed assets	36,469	7,873	(484)	19	962	44,839

	2023
Changes in accumulated depreciation	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Furniture and fixtures	(1,161)	(144)	2	—	(31)	(1,334)
(-) Building improvements	(4,516)	(953)	176	—	(197)	(5,490)
(-) Office equipment	(3,332)	(631)	155	(4)	(173)	(3,985)
(-) Right-of-use assets (a)	(2,833)	(3,019)	31	—	(24)	(5,845)
Total - Accumulated depreciation	(11,842)	(4,747)	364	(4)	(425)	(16,654)
Property and equipment, net	24,627	3,126	(120)	15	537	28,185

	2022
Changes in cost	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance

Furniture and fixtures	1,434	224	—	53	23	1,734
Building improvements	7,460	3,661	—	238	(100)	11,259
Office equipment	3,561	1,554	—	150	89	5,354
Right-of-use assets (a)	12,624	9,739	(4,730)	521	(32)	18,122
Total - Cost of fixed assets	25,079	15,178	(4,730)	962	(20)	36,469

	2022
Changes in accumulated depreciation	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Furniture and fixtures	(919)	(162)	—	(53)	(27)	(1,161)
(-) Building improvements	(3,559)	(828)	—	(71)	(58)	(4,516)
(-) Office equipment	(2,724)	(430)	—	(99)	(79)	(3,332)
(-) Right-of-use assets (a)	(4,469)	(2,405)	4,442	(200)	(201)	(2,833)
Total - Accumulated depreciation	(11,671)	(3,825)	4,442	(423)	(365)	(11,842)
Property and equipment, net	13,408	11,353	(288)	539	(385)	24,627

	2021
Changes in cost	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance

Furniture and fixtures	726	96	(6)	—	677	(59)	1,434
Building improvements	2,997	1,055	(21)	88	3,625	(284)	7,460
Office equipment	2,249	400	(4)	10	1,105	(199)	3,561
Right-of-use assets (a)	4,183	3,309	(97)	—	5,571	(342)	12,624
Total - Cost of fixed assets	10,155	4,860	(128)	98	10,978	(884)	25,079

	2021
Changes in accumulated depreciation	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Furniture and fixtures	(422)	(77)	1	—	(460)	39	(919)
(-) Building improvements	(2,070)	(302)	14	—	(1,386)	185	(3,559)
(-) Office equipment	(1,856)	(203)	2	—	(844)	177	(2,724)
(-) Right-of-use assets (a)	(1,988)	(1,201)	58	—	(1,519)	181	(4,469)
Total - Accumulated depreciation	(6,336)	(1,783)	75	—	(4,209)	582	(11,671)
Property and equipment, net	3,819	3,077	(53)	98	6,769	(302)	13,408

(*) CTA – Cumulative translation adjustment
As of December 31, 2023, 2022 and 2021 there was no indication that any of these assets were impaired.
(a)    The Group is a lessee in lease agreements for which the underlying assets are the office spaces located in different jurisdictions (refer to note 20 (a)).
(b)    Following is the breakdown of the total Property and equipment assets by region:

	2023	2022

Brazil	9,481	8,580
Cayman Islands	3,877	1,350
Chile	7,702	7,933
Colombia	1,144	—
United Kingdom	1,754	2,071
United States of America	3,689	3,995
Other	538	698
Balance	28,185	24,627
Property and equipment assets are allocated based on where the assets are located, and include leasehold improvements, and right-of-use lease assets.